Related Parties Balances and Transactions - Schedule of Related Party Transactions (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Rental income incurred by renting to Prestige Securities Limited [Member]
Schedule of Related Party Transactions [Line Items]
Amount due to related parties		$ (7,673)